Note 18 Reconciliation Of Changes In Goodwill (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	€ 700,000,000	€ 795,000,000	€ 707,000,000
Additional recognition, goodwill	0	0	0
Increase (decrease) through net exchange differences, goodwill	15,000,000	(95,000,000)	88,000,000
Impairment loss recognised in profit or loss, goodwill	0	0	0
Increase Decrease Through Companies In The Process Of Sale Goodwill	0	0	0
Goodwill at end of period	715,000,000	700,000,000	795,000,000
MEXICO
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	541,000,000	623,000,000	559,000,000
Additional recognition, goodwill	0	0	0
Increase (decrease) through net exchange differences, goodwill	11,000,000	(82,000,000)	64,000,000
Impairment loss recognised in profit or loss, goodwill	0	0	0
Increase Decrease Through Companies In The Process Of Sale Goodwill	0	0	0
Goodwill at end of period	553,000,000	541,000,000	623,000,000
COLOMBIA
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	132,000,000	143,000,000	118,000,000
Additional recognition, goodwill	0	0	0
Increase (decrease) through net exchange differences, goodwill	5,000,000	(11,000,000)	25,000,000
Impairment loss recognised in profit or loss, goodwill	0	0	0
Increase Decrease Through Companies In The Process Of Sale Goodwill	0	0	0
Goodwill at end of period	137,000,000	132,000,000	143,000,000
CHILE
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	23,000,000	24,000,000	25,000,000
Additional recognition, goodwill	0	0	0
Increase (decrease) through net exchange differences, goodwill	(1,000,000)	(1,000,000)	(1,000,000)
Impairment loss recognised in profit or loss, goodwill	0	0	0
Increase Decrease Through Companies In The Process Of Sale Goodwill	0	0	0
Goodwill at end of period	22,000,000	23,000,000	24,000,000
Other Countries [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	4,000,000	5,000,000	5,000,000
Additional recognition, goodwill	0	0	0
Increase (decrease) through net exchange differences, goodwill	0	(1,000,000)	0
Impairment loss recognised in profit or loss, goodwill	0	0	0
Increase Decrease Through Companies In The Process Of Sale Goodwill	0	0	0
Goodwill at end of period	€ 4,000,000	€ 4,000,000	€ 5,000,000